UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   ----------


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [  ]; Amendment Number:____________

This Amendment (Check only one.):

[  ] is a restatement

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                        Hewlett-Packard Company
Address:                     3000 Hanover Street
                             MS 1050
                             Palo Alto CA 94304

Form 13F File Number:        028-02187

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                        Charles N. Charnas
Title:                       Assistant Secretary
Phone:                       650-857-6162

Signature, Place, and Date of Signing:



/s/ Charles N. Charnas             Palo Alto, CA            July 31, 2002
[Signature]                        [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name
28-5160                            Intel Corporation

                             FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                                0

Form 13F Information Table Entry Total:                           22

Form 13F Information Table Value Total:                           $65,286
                                                                  (thousands)

List of Other Included Managers:                                  None

                           FORM 13F INFORMATION TABLE



FORM 13-F                             06/30/02
REPORTING MANAGER:                    Hewlett-Packard Company

          ITEM 1           ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6           ITEM 7             ITEM 8

      Name Of Issuer      Title of    CUSIP       Fair    Shares or   Investment Discretion   Managers       Voting Authority
                           Class      Number     Market   Principal                Shared
                                                  Value    Amount      Sole Shared  Other                   Sole     Shared   None
                                                                        (A)    (B)    (C)                   (A)        (B)     (C)
Agilent Technologies .... Common    00846U101     20,929      884,961   X                        HP        884,961
Allscripts Health
  Solutions, Inc......... Common    01988P108      1,416      378,501   X                        HP        378,501
Argonaut Technologies
  Inc.................... Common    040175101         14       12,135   X                        HP         12,135
Broadvision Inc.......... Common    111412102        129      415,567   X                        HP        415,567
CMGI Inc................. Common    125750109     11,640   24,249,767   X                        HP     24,249,767
Click Commerce, Inc...... Common    18681D109      1,818    1,622,888   X                        HP      1,622,888
Crossroads Systems Inc... Common    22765D100      1,044    1,023,819   X                        HP      1,023,819
Digex Inc................ Class A   253756100         11       50,000   X                        HP         50,000
DigiMarc Corp............ Common    253807101      3,117      300,000   X                        HP        300,000
Divine Inc............... Class A   255402406      1,663      426,493   X                        HP        426,493
Engage Inc............... Common    292827102        306    3,398,078   X                        HP      3,398,078
Infospace Inc............ Common    45678T102         21       50,995   X                        HP         50,995
LoudCloud Inc............ Common    545735102      1,254      877,192   X                        HP        877,192
NaviSite Inc............. Common    63935M109        481    3,207,053   X                        HP      3,207,053
Novadigm Inc............. Common    669937104      6,834      940,000   X                        HP        940,000
Openwave Systems Inc..... Common    683718100      8,130    1,399,295   X                        HP      1,399,295
Red Hat Inc.............. Common    756577102      2,270      386,780   X                        HP        386,780
S1 Corp.................. Common    78463B101      1,345      182,004   X                        HP        182,004
Selectica................ Common    816288104        149       37,552   X                        HP         37,552
724 Solutions ........... Common    81788Q100        812    1,532,575   X                        HP      1,532,575
Sun Microsystems......... Common    866810104        804      160,452   X                        HP        160,452
Xcelera Inc.............. Common    G31611109      1,099    1,308,170   X                        HP      1,308,170

GRAND TOTAL (Thousands)..                         65,286
